Average Annual Total Returns - FidelityFund-RetailPRO - FidelityFund-RetailPRO - Fidelity Fund	Aug. 29, 2024
Fidelity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	30.92%
Past 5 years	16.89%
Past 10 years	12.08%
Fidelity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.16%
Past 5 years	15.99%
Past 10 years	10.54%
Fidelity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.82%
Past 5 years	13.53%
Past 10 years	9.45%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%